Description of Business and Organisation - Schedule of Cash Flow Information (Details) - VIE [Member] - Farm Entities [Member] - CNY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Cash Flow Information [Line Items]
Net cash and cash equivalents used in operating activities	¥ (699,318)	¥ (5,600,217)
Net cash and cash equivalents used in investing activities	(8,550)	(96,601)
Net cash and cash equivalents provided by financing activities	796,488	5,664,537
Net (decrease)/increase in cash	88,620	(32,281)
Cash and cash equivalents at the beginning of the year	33,958	66,239
Cash and cash equivalents, end of the year	¥ 122,578	¥ 33,958